Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000021953 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%	[1]
C000021953 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[1]
C000021953 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000021953 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000021953 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[1]
C000021953 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000021953 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000021953 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000021953 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
C000021953 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000021953 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000021953 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000021953 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000021953 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000021953 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000021953 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000021953 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[2]
C000021953 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[2]
C000021953 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021953 [Member] | Credit Card Receivable [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000021953 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021953 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021953 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000021953 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000021953 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021953 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021954 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%	[3]
C000021954 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[3]
C000021954 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000021954 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000021954 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[3]
C000021954 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000021954 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000021954 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000021954 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[4]
C000021954 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000021954 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000021954 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000021954 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000021954 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000021954 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000021954 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000021954 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[4]
C000021954 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[4]
C000021954 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021954 [Member] | Credit Card Receivable [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000021954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021954 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021954 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000021954 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000021954 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021954 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021955 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%	[5]
C000021955 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[5]
C000021955 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000021955 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000021955 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[5]
C000021955 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000021955 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000021955 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000021955 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[6]
C000021955 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[6]
C000021955 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000021955 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[6]
C000021955 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000021955 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000021955 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000021955 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000021955 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[6]
C000021955 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[6]
C000021955 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021955 [Member] | Credit Card Receivable [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
C000021955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021955 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021955 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[6]
C000021955 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000021955 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021955 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021956 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000021956 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000021956 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000021956 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000021956 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000021956 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[7]
C000021956 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000021956 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[7]
C000021956 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[7]
C000021956 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[7]
C000021956 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000021956 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000021956 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000021956 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000021956 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000021956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021956 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021956 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021956 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000021956 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000183180 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000183180 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000183180 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000183180 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000183180 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000183180 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[8]
C000183180 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
C000183180 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[8]
C000183180 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[8]
C000183180 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[8]
C000183180 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000183180 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000183180 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000183180 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000183180 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000183180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183180 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000183180 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183180 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000183180 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021957 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000021957 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[9]
C000021957 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000021957 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[9]
C000021957 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[9]
C000021957 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[9]
C000021957 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[9]
C000021957 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000021957 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[9]
C000021957 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000021957 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000021957 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[9]
C000021957 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000021957 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000021957 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000021957 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021957 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021957 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021958 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000021958 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[10]
C000021958 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[10]
C000021958 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[10]
C000021958 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000021958 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[10]
C000021958 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[10]
C000021958 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000021958 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[10]
C000021958 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000021958 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000021958 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[10]
C000021958 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[10]
C000021958 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000021958 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000021958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021958 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021959 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000021959 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[11]
C000021959 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[11]
C000021959 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[11]
C000021959 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[11]
C000021959 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[11]
C000021959 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[11]
C000021959 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000021959 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[11]
C000021959 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000021959 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000021959 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[11]
C000021959 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[11]
C000021959 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000021959 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000021959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021959 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021960 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000021960 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[12]
C000021960 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[12]
C000021960 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[12]
C000021960 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[12]
C000021960 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[12]
C000021960 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[12]
C000021960 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[12]
C000021960 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[12]
C000021960 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000021960 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000021960 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000021960 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000021960 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000021960 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000021960 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021960 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021961 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000021961 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[13]
C000021961 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000021961 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[13]
C000021961 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[13]
C000021961 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[13]
C000021961 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[13]
C000021961 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[13]
C000021961 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[13]
C000021961 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000021961 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000021961 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000021961 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000021961 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000021961 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[13]
C000021961 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021961 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021961 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021962 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000021962 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[14]
C000021962 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000021962 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[14]
C000021962 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[14]
C000021962 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[14]
C000021962 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[14]
C000021962 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[14]
C000021962 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[14]
C000021962 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000021962 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000021962 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[14]
C000021962 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[14]
C000021962 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000021962 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[14]
C000021962 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021962 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021963 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[15]
C000021963 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000021963 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000021963 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[15]
C000021963 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[15]
C000021963 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000021963 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[15]
C000021963 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000021963 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[15]
C000021963 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[15]
C000021963 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[15]
C000021963 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000021963 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000021963 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000021963 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000021963 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021963 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021963 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000021964 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[16]
C000021964 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[16]
C000021964 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[16]
C000021964 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[16]
C000021964 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[16]
C000021964 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000021964 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[16]
C000021964 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
C000021964 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[16]
C000021964 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[16]
C000021964 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000021964 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000021964 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000021964 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000021964 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000021964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021964 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021964 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000021965 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[17]
C000021965 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[17]
C000021965 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[17]
C000021965 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[17]
C000021965 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[17]
C000021965 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000021965 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[17]
C000021965 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000021965 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[17]
C000021965 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[17]
C000021965 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000021965 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000021965 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000021965 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000021965 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000021965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021965 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021965 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000021966 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[18]
C000021966 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[18]
C000021966 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000021966 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
C000021966 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[18]
C000021966 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000021966 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[18]
C000021966 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000021966 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[18]
C000021966 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[18]
C000021966 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[18]
C000021966 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
C000021966 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000021966 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[18]
C000021966 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[18]
C000021966 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021966 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021966 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021967 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[19]
C000021967 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[19]
C000021967 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000021967 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[19]
C000021967 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[19]
C000021967 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000021967 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[19]
C000021967 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[19]
C000021967 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[19]
C000021967 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[19]
C000021967 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[19]
C000021967 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[19]
C000021967 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000021967 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[19]
C000021967 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[19]
C000021967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021967 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021967 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021968 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[20]
C000021968 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[20]
C000021968 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[20]
C000021968 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[20]
C000021968 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[20]
C000021968 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[20]
C000021968 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[20]
C000021968 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[20]
C000021968 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[20]
C000021968 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[20]
C000021968 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[20]
C000021968 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[20]
C000021968 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000021968 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[20]
C000021968 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[20]
C000021968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021968 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021968 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021969 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000021969 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[21]
C000021969 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[21]
C000021969 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[21]
C000021969 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000021969 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%	[21]
C000021969 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[21]
C000021969 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[21]
C000021969 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[21]
C000021969 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000021969 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000021969 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000021969 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000021969 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[21]
C000021969 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000021969 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021969 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021970 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000021970 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[22]
C000021970 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[22]
C000021970 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[22]
C000021970 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000021970 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%	[22]
C000021970 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[22]
C000021970 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[22]
C000021970 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[22]
C000021970 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000021970 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000021970 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000021970 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000021970 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000021970 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000021970 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021970 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021971 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[23]
C000021971 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[23]
C000021971 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[23]
C000021971 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[23]
C000021971 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000021971 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%	[23]
C000021971 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[23]
C000021971 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[23]
C000021971 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[23]
C000021971 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000021971 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[23]
C000021971 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000021971 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000021971 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
C000021971 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000021971 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021971 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021975 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[24]
C000021975 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[24]
C000021975 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000021975 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[24]
C000021975 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[24]
C000021975 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[24]
C000021975 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[24]
C000021975 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[24]
C000021975 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[24]
C000021975 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[24]
C000021975 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[24]
C000021975 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[24]
C000021975 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[24]
C000021975 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[24]
C000021975 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000021975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021975 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021976 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[25]
C000021976 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[25]
C000021976 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000021976 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[25]
C000021976 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[25]
C000021976 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000021976 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[25]
C000021976 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[25]
C000021976 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[25]
C000021976 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[25]
C000021976 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[25]
C000021976 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[25]
C000021976 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[25]
C000021976 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[25]
C000021976 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[25]
C000021976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021976 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021977 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[26]
C000021977 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[26]
C000021977 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
C000021977 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[26]
C000021977 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[26]
C000021977 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[26]
C000021977 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[26]
C000021977 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[26]
C000021977 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[26]
C000021977 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[26]
C000021977 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[26]
C000021977 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[26]
C000021977 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[26]
C000021977 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[26]
C000021977 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[26]
C000021977 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021977 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021981 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[27]
C000021981 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[27]
C000021981 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[27]
C000021981 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[27]
C000021981 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[27]
C000021981 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[27]
C000021981 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[27]
C000021981 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[27]
C000021981 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[27]
C000021981 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[27]
C000021981 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[27]
C000021981 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000021981 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000021981 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
C000021981 [Member] | Household Products Wares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000021981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021981 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021981 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021982 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[28]
C000021982 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[28]
C000021982 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[28]
C000021982 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[28]
C000021982 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[28]
C000021982 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[28]
C000021982 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[28]
C000021982 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[28]
C000021982 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[28]
C000021982 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[28]
C000021982 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[28]
C000021982 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000021982 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[28]
C000021982 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[28]
C000021982 [Member] | Household Products Wares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000021982 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021982 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021982 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021983 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[29]
C000021983 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[29]
C000021983 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[29]
C000021983 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[29]
C000021983 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[29]
C000021983 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[29]
C000021983 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[29]
C000021983 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[29]
C000021983 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[29]
C000021983 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[29]
C000021983 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[29]
C000021983 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000021983 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[29]
C000021983 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[29]
C000021983 [Member] | Household Products Wares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000021983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021983 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021983 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000021984 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%	[30]
C000021984 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[30]
C000021984 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[30]
C000021984 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[30]
C000021984 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[30]
C000021984 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[30]
C000021984 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[30]
C000021984 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[30]
C000021984 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[31]
C000021984 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[31]
C000021984 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[31]
C000021984 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[31]
C000021984 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[31]
C000021984 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[31]
C000021984 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[31]
C000021984 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000021984 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000021984 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[31]
C000021984 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000021984 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[31]
C000021984 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[31]
C000021984 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000021984 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[31]
C000021984 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021984 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000021984 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021985 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%	[32]
C000021985 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[32]
C000021985 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32]
C000021985 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[32]
C000021985 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[32]
C000021985 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[32]
C000021985 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[32]
C000021985 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[32]
C000021985 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[33]
C000021985 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000021985 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[33]
C000021985 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[33]
C000021985 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[33]
C000021985 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[33]
C000021985 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[33]
C000021985 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[33]
C000021985 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[33]
C000021985 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[33]
C000021985 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[33]
C000021985 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[33]
C000021985 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[33]
C000021985 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[33]
C000021985 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[33]
C000021985 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021985 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000021985 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021986 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%	[34]
C000021986 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[34]
C000021986 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[34]
C000021986 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[34]
C000021986 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[34]
C000021986 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[34]
C000021986 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[34]
C000021986 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[34]
C000021986 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[35]
C000021986 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[35]
C000021986 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[35]
C000021986 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[35]
C000021986 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[35]
C000021986 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[35]
C000021986 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[35]
C000021986 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000021986 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000021986 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[35]
C000021986 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[35]
C000021986 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[35]
C000021986 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[35]
C000021986 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000021986 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[35]
C000021986 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021986 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000021986 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021987 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[36]
C000021987 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[36]
C000021987 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[36]
C000021987 [Member] | Warehouse Industrial REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[36]
C000021987 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[36]
C000021987 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[36]
C000021987 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[36]
C000021987 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[36]
C000021987 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[36]
C000021987 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[36]
C000021987 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[36]
C000021987 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[36]
C000021987 [Member] | Hotel REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[36]
C000021987 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000021988 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[37]
C000021988 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[37]
C000021988 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[37]
C000021988 [Member] | Warehouse Industrial REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[37]
C000021988 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[37]
C000021988 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[37]
C000021988 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[37]
C000021988 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[37]
C000021988 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[37]
C000021988 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[37]
C000021988 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[37]
C000021988 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[37]
C000021988 [Member] | Hotel REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[37]
C000021988 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000021989 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[38]
C000021989 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[38]
C000021989 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[38]
C000021989 [Member] | Warehouse Industrial REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[38]
C000021989 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[38]
C000021989 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[38]
C000021989 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[38]
C000021989 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[38]
C000021989 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[38]
C000021989 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[38]
C000021989 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[38]
C000021989 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000021989 [Member] | Hotel REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000021989 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000021990 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[39]
C000021990 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[39]
C000021990 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[39]
C000021990 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[39]
C000021990 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[39]
C000021990 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[39]
C000021990 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[39]
C000021990 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[39]
C000021990 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[39]
C000021990 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[39]
C000021990 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[39]
C000021990 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[39]
C000021990 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[39]
C000021990 [Member] | Metal Fabricate Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[39]
C000021990 [Member] | Toys Games Hobbies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[39]
C000021990 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021990 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000021991 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[40]
C000021991 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[40]
C000021991 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[40]
C000021991 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000021991 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[40]
C000021991 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[40]
C000021991 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000021991 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[40]
C000021991 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[40]
C000021991 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[40]
C000021991 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[40]
C000021991 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[40]
C000021991 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[40]
C000021991 [Member] | Metal Fabricate Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[40]
C000021991 [Member] | Toys Games Hobbies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[40]
C000021991 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021991 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000021992 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[41]
C000021992 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[41]
C000021992 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[41]
C000021992 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[41]
C000021992 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[41]
C000021992 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[41]
C000021992 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[41]
C000021992 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[41]
C000021992 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[41]
C000021992 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[41]
C000021992 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[41]
C000021992 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[41]
C000021992 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[41]
C000021992 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[41]
C000021992 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[41]
C000021992 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021992 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000021993 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[42]
C000021993 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[42]
C000021993 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[42]
C000021993 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[42]
C000021993 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[42]
C000021993 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[42]
C000021993 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[42]
C000021993 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[42]
C000021993 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[42]
C000021993 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[42]
C000021993 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[42]
C000021993 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[42]
C000021993 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[42]
C000021993 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[42]
C000021993 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[42]
C000021993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021993 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000021994 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[43]
C000021994 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[43]
C000021994 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[43]
C000021994 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[43]
C000021994 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[43]
C000021994 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[43]
C000021994 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[43]
C000021994 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[43]
C000021994 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[43]
C000021994 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[43]
C000021994 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[43]
C000021994 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[43]
C000021994 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[43]
C000021994 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[43]
C000021994 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[43]
C000021994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021994 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000021998 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[44]
C000021998 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[44]
C000021998 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[44]
C000021998 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[44]
C000021998 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[44]
C000021998 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[44]
C000021998 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[44]
C000021998 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[44]
C000021998 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[44]
C000021998 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[44]
C000021998 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[44]
C000021998 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[44]
C000021998 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[44]
C000021998 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[44]
C000021998 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[44]
C000021998 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021998 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000021999 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[45]
C000021999 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[45]
C000021999 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[45]
C000021999 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[45]
C000021999 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[45]
C000021999 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[45]
C000021999 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[45]
C000021999 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[45]
C000021999 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[45]
C000021999 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[45]
C000021999 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[45]
C000021999 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[45]
C000021999 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[45]
C000021999 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[45]
C000021999 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[45]
C000021999 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021999 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000022000 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[46]
C000022000 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[46]
C000022000 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[46]
C000022000 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[46]
C000022000 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[46]
C000022000 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[46]
C000022000 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[46]
C000022000 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[46]
C000022000 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[46]
C000022000 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[46]
C000022000 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[46]
C000022000 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[46]
C000022000 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[46]
C000022000 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[46]
C000022000 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[46]
C000022000 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000022001 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[47]
C000022001 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[47]
C000022001 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[47]
C000022001 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[47]
C000022001 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[47]
C000022001 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[47]
C000022001 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[47]
C000022001 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[47]
C000022001 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[47]
C000022001 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[47]
C000022001 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[47]
C000022001 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[47]
C000022001 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[47]
C000022001 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000022001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022001 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000022001 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[47]
C000022002 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000022002 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[48]
C000022002 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[48]
C000022002 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[48]
C000022002 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[48]
C000022002 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[48]
C000022002 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[48]
C000022002 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[48]
C000022002 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[48]
C000022002 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
C000022002 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[48]
C000022002 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000022002 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000022002 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000022002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022002 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022002 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000022002 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000022003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[49]
C000022003 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[49]
C000022003 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[49]
C000022003 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[49]
C000022003 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[49]
C000022003 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[49]
C000022003 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[49]
C000022003 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[49]
C000022003 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[49]
C000022003 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[49]
C000022003 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[49]
C000022003 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[49]
C000022003 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[49]
C000022003 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[49]
C000022003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022003 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022003 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000022003 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[49]
C000109738 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[50]
C000109738 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[50]
C000109738 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[50]
C000109738 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[50]
C000109738 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[50]
C000109738 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[50]
C000109738 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[50]
C000109738 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[50]
C000109738 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[50]
C000109738 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[50]
C000109738 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[50]
C000109738 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[50]
C000109738 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[50]
C000109738 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[50]
C000109738 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[50]
C000109738 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109738 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000022007 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[51]
C000022007 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[51]
C000022007 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[51]
C000022007 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[51]
C000022007 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[51]
C000022007 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[51]
C000022007 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[51]
C000022007 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[51]
C000022007 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000022007 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[51]
C000022007 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[51]
C000022007 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[51]
C000022007 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[51]
C000022007 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[51]
C000022007 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[51]
C000022007 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022007 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000022008 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[52]
C000022008 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[52]
C000022008 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[52]
C000022008 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[52]
C000022008 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[52]
C000022008 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[52]
C000022008 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[52]
C000022008 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[52]
C000022008 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[52]
C000022008 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[52]
C000022008 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[52]
C000022008 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[52]
C000022008 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[52]
C000022008 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[52]
C000022008 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[52]
C000022008 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022008 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000022009 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022009 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000022009 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[53]
C000022009 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[53]
C000022009 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[53]
C000022009 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%	[53]
C000022009 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[53]
C000022009 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[53]
C000022009 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[53]
C000022009 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[53]
C000022009 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[53]
C000022009 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[53]
C000022009 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[53]
C000022009 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[53]
C000022009 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[53]
C000022009 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[53]
C000022009 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[53]
C000022009 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022009 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022009 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022009 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022009 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022009 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022009 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022009 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022009 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022009 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022009 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000022009 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000022010 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022010 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000022010 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[54]
C000022010 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[54]
C000022010 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[54]
C000022010 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%	[54]
C000022010 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[54]
C000022010 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[54]
C000022010 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[54]
C000022010 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[54]
C000022010 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[54]
C000022010 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[54]
C000022010 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[54]
C000022010 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[54]
C000022010 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[54]
C000022010 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[54]
C000022010 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[54]
C000022010 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022010 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022010 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022010 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022010 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022010 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022010 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022010 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022010 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022010 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000022010 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000022011 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022011 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000022011 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[55]
C000022011 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[55]
C000022011 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[55]
C000022011 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%	[55]
C000022011 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[55]
C000022011 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[55]
C000022011 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[55]
C000022011 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[55]
C000022011 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[55]
C000022011 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[55]
C000022011 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000022011 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[55]
C000022011 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[55]
C000022011 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[55]
C000022011 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[55]
C000022011 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022011 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022011 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022011 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022011 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022011 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022011 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022011 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022011 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022011 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000022011 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000022012 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022012 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022012 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[56]
C000022012 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[56]
C000022012 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[56]
C000022012 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[56]
C000022012 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[56]
C000022012 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[56]
C000022012 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[56]
C000022012 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[56]
C000022012 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[56]
C000022012 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[56]
C000022012 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[56]
C000022012 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[56]
C000022012 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[56]
C000022012 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[56]
C000022012 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[56]
C000022012 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022012 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022012 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022012 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000022012 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022012 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022012 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000022012 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022013 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022013 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022013 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[57]
C000022013 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[57]
C000022013 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[57]
C000022013 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[57]
C000022013 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[57]
C000022013 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[57]
C000022013 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[57]
C000022013 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[57]
C000022013 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[57]
C000022013 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[57]
C000022013 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[57]
C000022013 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[57]
C000022013 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[57]
C000022013 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[57]
C000022013 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[57]
C000022013 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022013 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022013 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022013 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000022013 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022013 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022013 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000022013 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022014 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022014 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022014 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[58]
C000022014 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[58]
C000022014 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[58]
C000022014 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[58]
C000022014 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[58]
C000022014 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[58]
C000022014 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[58]
C000022014 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[58]
C000022014 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[58]
C000022014 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[58]
C000022014 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[58]
C000022014 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[58]
C000022014 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[58]
C000022014 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[58]
C000022014 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[58]
C000022014 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022014 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022014 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022014 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000022014 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022014 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022014 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000022014 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022015 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000022015 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[59]
C000022015 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	65.50%	[59]
C000022015 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[59]
C000022015 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[59]
C000022015 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[59]
C000022015 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[59]
C000022015 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[59]
C000022015 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[59]
C000022015 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[60]
C000022015 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[60]
C000022015 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[60]
C000022015 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[60]
C000022015 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[60]
C000022015 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[60]
C000022015 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[60]
C000022015 [Member] | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[60]
C000022015 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022015 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022015 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022015 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022015 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000022015 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022015 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022015 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022015 [Member] | Credit Card Receivable [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[60]
C000022015 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[60]
C000022015 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%	[60]
C000022015 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[60]
C000022015 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[60]
C000022015 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.60%)
C000022015 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[60]
C000022015 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[60]
C000022016 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000022016 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[61]
C000022016 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	65.50%	[61]
C000022016 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[61]
C000022016 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[61]
C000022016 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[61]
C000022016 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[61]
C000022016 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[61]
C000022016 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[61]
C000022016 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[62]
C000022016 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[62]
C000022016 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[62]
C000022016 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[62]
C000022016 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[62]
C000022016 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[62]
C000022016 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[62]
C000022016 [Member] | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[62]
C000022016 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022016 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022016 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022016 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022016 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000022016 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022016 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022016 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022016 [Member] | Credit Card Receivable [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[62]
C000022016 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[62]
C000022016 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%	[62]
C000022016 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[62]
C000022016 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[62]
C000022016 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.60%)
C000022016 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[62]
C000022016 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[62]
C000022017 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000022017 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[63]
C000022017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	65.50%	[63]
C000022017 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[63]
C000022017 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[63]
C000022017 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[63]
C000022017 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[63]
C000022017 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[63]
C000022017 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[63]
C000022017 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[64]
C000022017 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[64]
C000022017 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[64]
C000022017 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[64]
C000022017 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[64]
C000022017 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[64]
C000022017 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[64]
C000022017 [Member] | Multi National [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[64]
C000022017 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022017 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022017 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022017 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022017 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000022017 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022017 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022017 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022017 [Member] | Credit Card Receivable [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[64]
C000022017 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[64]
C000022017 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%	[64]
C000022017 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[64]
C000022017 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[64]
C000022017 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.60%)
C000022017 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[64]
C000022017 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[64]
C000022018 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022018 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022018 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[65]
C000022018 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[65]
C000022018 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[65]
C000022018 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[65]
C000022018 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[65]
C000022018 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[65]
C000022018 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[65]
C000022018 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[65]
C000022018 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[65]
C000022018 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[65]
C000022018 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[65]
C000022018 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[65]
C000022018 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[65]
C000022018 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[65]
C000022018 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[65]
C000022018 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022018 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022018 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022018 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022018 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000022018 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022018 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022018 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022018 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022018 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022018 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022018 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022018 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022018 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000022019 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022019 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022019 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[66]
C000022019 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[66]
C000022019 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[66]
C000022019 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[66]
C000022019 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[66]
C000022019 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[66]
C000022019 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[66]
C000022019 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[66]
C000022019 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[66]
C000022019 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[66]
C000022019 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[66]
C000022019 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[66]
C000022019 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[66]
C000022019 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[66]
C000022019 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[66]
C000022019 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022019 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022019 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022019 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022019 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000022019 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022019 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022019 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022019 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022019 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022019 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022019 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022019 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022019 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000022020 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022020 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022020 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[67]
C000022020 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[67]
C000022020 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[67]
C000022020 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[67]
C000022020 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[67]
C000022020 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[67]
C000022020 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[67]
C000022020 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[67]
C000022020 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[67]
C000022020 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[67]
C000022020 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[67]
C000022020 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[67]
C000022020 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[67]
C000022020 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[67]
C000022020 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[67]
C000022020 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022020 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022020 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022020 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022020 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000022020 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022020 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022020 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022020 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022020 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022020 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022020 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022020 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022020 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000022021 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000022021 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022021 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[68]
C000022021 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[68]
C000022021 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[68]
C000022021 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[68]
C000022021 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[68]
C000022021 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[68]
C000022021 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[68]
C000022021 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[68]
C000022021 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[68]
C000022021 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[68]
C000022021 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[68]
C000022021 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[68]
C000022021 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[68]
C000022021 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[68]
C000022021 [Member] | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[68]
C000022021 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022021 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022021 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000022021 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022021 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022021 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022021 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022021 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022021 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022021 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022021 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000022022 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000022022 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022022 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[69]
C000022022 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[69]
C000022022 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[69]
C000022022 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[69]
C000022022 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[69]
C000022022 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[69]
C000022022 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[69]
C000022022 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[69]
C000022022 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[69]
C000022022 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[69]
C000022022 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[69]
C000022022 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[69]
C000022022 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[69]
C000022022 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[69]
C000022022 [Member] | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[69]
C000022022 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022022 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022022 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000022022 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022022 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022022 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022022 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022022 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022022 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022022 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022022 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000022023 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000022023 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022023 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[70]
C000022023 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[70]
C000022023 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[70]
C000022023 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[70]
C000022023 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[70]
C000022023 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[70]
C000022023 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[70]
C000022023 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[70]
C000022023 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[70]
C000022023 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[70]
C000022023 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[70]
C000022023 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[70]
C000022023 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[70]
C000022023 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[70]
C000022023 [Member] | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[70]
C000022023 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022023 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022023 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000022023 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022023 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022023 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022023 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022023 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022023 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000109739 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000109739 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109739 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[71]
C000109739 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[71]
C000109739 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[71]
C000109739 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[71]
C000109739 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[71]
C000109739 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[71]
C000109739 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[71]
C000109739 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[71]
C000109739 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[71]
C000109739 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[71]
C000109739 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[71]
C000109739 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[71]
C000109739 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[71]
C000109739 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[71]
C000109739 [Member] | Office Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[71]
C000109739 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109739 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000109739 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000109739 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000109739 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109739 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000109739 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000109739 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000109739 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109739 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109739 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109739 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109739 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109739 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109739 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109739 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109739 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000109739 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022024 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022024 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022024 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[72]
C000022024 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[72]
C000022024 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[72]
C000022024 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[72]
C000022024 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[72]
C000022024 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[72]
C000022024 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[72]
C000022024 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[72]
C000022024 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[72]
C000022024 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[72]
C000022024 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[72]
C000022024 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[72]
C000022024 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[72]
C000022024 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[72]
C000022024 [Member] | Office Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[72]
C000022024 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022024 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022024 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022024 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022024 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022024 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022024 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022024 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022024 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022024 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022024 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022024 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022024 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022024 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022024 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022024 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022024 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022024 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022025 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022025 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022025 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[73]
C000022025 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[73]
C000022025 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[73]
C000022025 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[73]
C000022025 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[73]
C000022025 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[73]
C000022025 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[73]
C000022025 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[73]
C000022025 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[73]
C000022025 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[73]
C000022025 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[73]
C000022025 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[73]
C000022025 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[73]
C000022025 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[73]
C000022025 [Member] | Office Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[73]
C000022025 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022025 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022025 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022025 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022025 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022025 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022025 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022025 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022025 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022025 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022025 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022025 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022025 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022025 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022025 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022025 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022025 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022025 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022026 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[74]
C000022026 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[74]
C000022026 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[74]
C000022026 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%	[74]
C000022026 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[74]
C000022026 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[74]
C000022026 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[75]
C000022026 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[75]
C000022026 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[75]
C000022026 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[75]
C000022026 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[75]
C000022026 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[75]
C000022026 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[75]
C000022026 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[75]
C000022026 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[75]
C000022026 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[75]
C000022026 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[75]
C000022026 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[75]
C000022026 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[75]
C000022026 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[75]
C000022026 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[75]
C000022026 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022026 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000022026 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022027 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[76]
C000022027 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[76]
C000022027 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[76]
C000022027 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%	[76]
C000022027 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[76]
C000022027 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[76]
C000022027 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[77]
C000022027 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[77]
C000022027 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[77]
C000022027 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[77]
C000022027 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[77]
C000022027 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[77]
C000022027 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[77]
C000022027 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[77]
C000022027 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[77]
C000022027 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[77]
C000022027 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[77]
C000022027 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[77]
C000022027 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[77]
C000022027 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[77]
C000022027 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[77]
C000022027 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022027 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000022027 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022027 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022028 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[78]
C000022028 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[78]
C000022028 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[78]
C000022028 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%	[78]
C000022028 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[78]
C000022028 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[78]
C000022028 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[79]
C000022028 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[79]
C000022028 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[79]
C000022028 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[79]
C000022028 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[79]
C000022028 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[79]
C000022028 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[79]
C000022028 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[79]
C000022028 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[79]
C000022028 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[79]
C000022028 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[79]
C000022028 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[79]
C000022028 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[79]
C000022028 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[79]
C000022028 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[79]
C000022028 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022028 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000022028 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022028 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022029 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[80]
C000022029 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.80%	[80]
C000022029 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[80]
C000022029 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[80]
C000022029 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[80]
C000022029 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[80]
C000022029 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[80]
C000022029 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[80]
C000022029 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[81]
C000022029 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[81]
C000022029 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[81]
C000022029 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[81]
C000022029 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[81]
C000022029 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[81]
C000022029 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[81]
C000022029 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[81]
C000022029 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[81]
C000022029 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[81]
C000022029 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[81]
C000022029 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[81]
C000022029 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[81]
C000022029 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[81]
C000022029 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022029 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022029 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000022029 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[81]
C000022029 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000022029 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022029 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000022029 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022029 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022030 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[82]
C000022030 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.80%	[82]
C000022030 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[82]
C000022030 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[82]
C000022030 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[82]
C000022030 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[82]
C000022030 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[82]
C000022030 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[82]
C000022030 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[83]
C000022030 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[83]
C000022030 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[83]
C000022030 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[83]
C000022030 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[83]
C000022030 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[83]
C000022030 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[83]
C000022030 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[83]
C000022030 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[83]
C000022030 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[83]
C000022030 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[83]
C000022030 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[83]
C000022030 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[83]
C000022030 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[83]
C000022030 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022030 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000022030 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[83]
C000022030 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000022030 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022030 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000022030 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022030 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022031 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[84]
C000022031 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.80%	[84]
C000022031 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[84]
C000022031 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[84]
C000022031 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[84]
C000022031 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[84]
C000022031 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[84]
C000022031 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[84]
C000022031 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[85]
C000022031 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[85]
C000022031 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[85]
C000022031 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[85]
C000022031 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[85]
C000022031 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[85]
C000022031 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[85]
C000022031 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[85]
C000022031 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[85]
C000022031 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[85]
C000022031 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[85]
C000022031 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[85]
C000022031 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[85]
C000022031 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[85]
C000022031 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022031 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022031 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000022031 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[85]
C000022031 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000022031 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022031 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000022031 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022031 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022032 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[86]
C000022032 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[86]
C000022032 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[86]
C000022032 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[86]
C000022032 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[86]
C000022032 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[86]
C000022032 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[86]
C000022032 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[86]
C000022032 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[86]
C000022032 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[86]
C000022032 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[86]
C000022032 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[86]
C000022032 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[86]
C000022032 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[86]
C000022032 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022032 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022032 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022032 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[86]
C000022032 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022032 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022032 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022032 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022032 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000022032 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022032 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022033 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[87]
C000022033 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[87]
C000022033 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[87]
C000022033 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[87]
C000022033 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[87]
C000022033 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[87]
C000022033 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[87]
C000022033 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[87]
C000022033 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[87]
C000022033 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[87]
C000022033 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[87]
C000022033 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[87]
C000022033 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[87]
C000022033 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[87]
C000022033 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022033 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022033 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022033 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[87]
C000022033 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022033 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022033 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022033 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022033 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000022033 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022033 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022034 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[88]
C000022034 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[88]
C000022034 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[88]
C000022034 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[88]
C000022034 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[88]
C000022034 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[88]
C000022034 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[88]
C000022034 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[88]
C000022034 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[88]
C000022034 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[88]
C000022034 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[88]
C000022034 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[88]
C000022034 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[88]
C000022034 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[88]
C000022034 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022034 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022034 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022034 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[88]
C000022034 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022034 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022034 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022034 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022034 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000022034 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022034 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022035 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[89]
C000022035 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[89]
C000022035 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[89]
C000022035 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[89]
C000022035 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[89]
C000022035 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[89]
C000022035 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[89]
C000022035 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[89]
C000022035 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[89]
C000022035 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[89]
C000022035 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[89]
C000022035 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[89]
C000022035 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[89]
C000022035 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[89]
C000022035 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[89]
C000022035 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022035 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022035 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022035 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022035 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000022035 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000022035 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022035 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022035 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022036 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[90]
C000022036 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[90]
C000022036 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[90]
C000022036 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[90]
C000022036 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[90]
C000022036 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[90]
C000022036 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[90]
C000022036 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[90]
C000022036 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[90]
C000022036 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[90]
C000022036 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[90]
C000022036 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[90]
C000022036 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[90]
C000022036 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[90]
C000022036 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[90]
C000022036 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022036 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022036 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022036 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022036 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000022036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000022036 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022036 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022036 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022037 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[91]
C000022037 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[91]
C000022037 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[91]
C000022037 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[91]
C000022037 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[91]
C000022037 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[91]
C000022037 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[91]
C000022037 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[91]
C000022037 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[91]
C000022037 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[91]
C000022037 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[91]
C000022037 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[91]
C000022037 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[91]
C000022037 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[91]
C000022037 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[91]
C000022037 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022037 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022037 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022037 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000022037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000022037 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022037 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022037 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169131 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169131 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000169131 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000169131 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000169131 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000169131 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169131 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169131 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109363 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000109363 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000109363 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000109363 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000109363 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000109363 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109363 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169132 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169132 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000169132 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000169132 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000169132 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000169132 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169132 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169132 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000115991 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115991 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000115991 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000115991 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000115991 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000115991 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000115991 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000115991 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169135 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[92]
C000169135 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	76.50%	[92]
C000169135 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[92]
C000169135 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[92]
C000169135 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[92]
C000169135 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[92]
C000169135 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[92]
C000169135 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[92]
C000169135 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[93]
C000169135 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[93]
C000169135 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[93]
C000169135 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[93]
C000169135 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[93]
C000169135 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[93]
C000169135 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[93]
C000169135 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[93]
C000169135 [Member] | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[93]
C000169135 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[93]
C000169135 [Member] | U S Government and Agency Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%	[93]
C000169135 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%	[93]
C000169135 [Member] | Foreign Government Obligations sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[93]
C000169135 [Member] | purchased options sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[93]
C000169135 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169135 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169135 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000169135 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[93]
C000169135 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169135 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169135 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(41.60%)
C000169135 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000169135 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169135 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169135 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169135 [Member] | Reverse Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.30%)
C000125868 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[94]
C000125868 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	76.50%	[94]
C000125868 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[94]
C000125868 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[94]
C000125868 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[94]
C000125868 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[94]
C000125868 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[94]
C000125868 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[94]
C000125868 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[95]
C000125868 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[95]
C000125868 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[95]
C000125868 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[95]
C000125868 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[95]
C000125868 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[95]
C000125868 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[95]
C000125868 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[95]
C000125868 [Member] | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[95]
C000125868 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[95]
C000125868 [Member] | U S Government and Agency Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%	[95]
C000125868 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%	[95]
C000125868 [Member] | Foreign Government Obligations sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[95]
C000125868 [Member] | purchased options sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[95]
C000125868 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125868 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125868 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000125868 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[95]
C000125868 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000125868 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125868 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(41.60%)
C000125868 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000125868 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125868 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000125868 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125868 [Member] | Reverse Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.30%)
C000171603 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000171603 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171603 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[96]
C000171603 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[96]
C000171603 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[96]
C000171603 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[96]
C000171603 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[96]
C000171603 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[96]
C000171603 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[96]
C000171603 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%	[96]
C000171603 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[96]
C000171603 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[96]
C000171603 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[96]
C000171603 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[96]
C000171603 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[96]
C000171603 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[96]
C000171603 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[96]
C000171603 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171603 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171603 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171603 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171603 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171603 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000171603 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171603 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000171603 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171603 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000171603 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164958 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000164958 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164958 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[97]
C000164958 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[97]
C000164958 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[97]
C000164958 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[97]
C000164958 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[97]
C000164958 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[97]
C000164958 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[97]
C000164958 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%	[97]
C000164958 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[97]
C000164958 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[97]
C000164958 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[97]
C000164958 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[97]
C000164958 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[97]
C000164958 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[97]
C000164958 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[97]
C000164958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164958 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000164958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000164958 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000164958 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000164958 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171604 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000171604 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%	[98]
C000171604 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[98]
C000171604 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[98]
C000171604 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%	[98]
C000171604 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[98]
C000171604 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[99]
C000171604 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[99]
C000171604 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[99]
C000171604 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[99]
C000171604 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[99]
C000171604 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[99]
C000171604 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[99]
C000171604 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[99]
C000171604 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[99]
C000171604 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[99]
C000171604 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[99]
C000171604 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[99]
C000171604 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[99]
C000171604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171604 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000171604 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[99]
C000171604 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171604 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[99]
C000164959 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000164959 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%	[100]
C000164959 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[100]
C000164959 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[100]
C000164959 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%	[100]
C000164959 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[100]
C000164959 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[101]
C000164959 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[101]
C000164959 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[101]
C000164959 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[101]
C000164959 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[101]
C000164959 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[101]
C000164959 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[101]
C000164959 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[101]
C000164959 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[101]
C000164959 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[101]
C000164959 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[101]
C000164959 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[101]
C000164959 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[101]
C000164959 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164959 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000164959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[101]
C000164959 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164959 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[101]
C000171605 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[102]
C000171605 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[102]
C000171605 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[102]
C000171605 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[102]
C000171605 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[102]
C000171605 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[102]
C000171605 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[102]
C000171605 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[102]
C000171605 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[102]
C000171605 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[102]
C000171605 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[102]
C000171605 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[102]
C000171605 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[102]
C000171605 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[102]
C000171605 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[102]
C000171605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171605 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171605 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171605 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171605 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171605 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000171605 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000171605 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171605 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171605 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171605 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171605 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164960 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[103]
C000164960 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[103]
C000164960 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[103]
C000164960 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[103]
C000164960 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[103]
C000164960 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[103]
C000164960 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[103]
C000164960 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[103]
C000164960 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[103]
C000164960 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[103]
C000164960 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[103]
C000164960 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[103]
C000164960 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[103]
C000164960 [Member] | Oil And Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[103]
C000164960 [Member] | U S Government and Agency Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[103]
C000164960 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164960 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000164960 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000164960 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000164960 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164960 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000164960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000164960 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164960 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164960 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164960 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164960 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177069 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[104]
C000177069 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%	[104]
C000177069 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[104]
C000177069 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[104]
C000177069 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[104]
C000177069 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[104]
C000177069 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[104]
C000177069 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[105]
C000177069 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[105]
C000177069 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[105]
C000177069 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[105]
C000177069 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[105]
C000177069 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[105]
C000177069 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[105]
C000177069 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[105]
C000177069 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[105]
C000177069 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[105]
C000177069 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[105]
C000177069 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[105]
C000177069 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[105]
C000177069 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[105]
C000177069 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[105]
C000177069 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000177069 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000177069 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177069 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177069 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177070 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[106]
C000177070 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%	[106]
C000177070 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[106]
C000177070 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[106]
C000177070 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[106]
C000177070 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[106]
C000177070 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[106]
C000177070 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[107]
C000177070 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[107]
C000177070 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[107]
C000177070 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[107]
C000177070 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[107]
C000177070 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[107]
C000177070 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[107]
C000177070 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[107]
C000177070 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[107]
C000177070 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[107]
C000177070 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[107]
C000177070 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[107]
C000177070 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[107]
C000177070 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[107]
C000177070 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[107]
C000177070 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000177070 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000177070 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177070 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177070 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177071 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000177071 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177071 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[108]
C000177071 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[108]
C000177071 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[108]
C000177071 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[108]
C000177071 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[108]
C000177071 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[108]
C000177071 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[108]
C000177071 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[108]
C000177071 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[108]
C000177071 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[108]
C000177071 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[108]
C000177071 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[108]
C000177071 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[108]
C000177071 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[108]
C000177071 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[108]
C000177071 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000177071 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000177071 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000177071 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000177071 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000177071 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000177071 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000177071 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177071 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177071 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177071 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177071 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177071 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177071 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177071 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177071 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000177071 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000177072 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000177072 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177072 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[109]
C000177072 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[109]
C000177072 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[109]
C000177072 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[109]
C000177072 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[109]
C000177072 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[109]
C000177072 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[109]
C000177072 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[109]
C000177072 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[109]
C000177072 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[109]
C000177072 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[109]
C000177072 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[109]
C000177072 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[109]
C000177072 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[109]
C000177072 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[109]
C000177072 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000177072 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000177072 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000177072 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000177072 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000177072 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000177072 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000177072 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177072 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177072 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177072 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177072 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177072 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177072 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177072 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177072 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000177072 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000177073 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[110]
C000177073 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[110]
C000177073 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[110]
C000177073 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[110]
C000177073 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[110]
C000177073 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[110]
C000177073 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[110]
C000177073 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[110]
C000177073 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[110]
C000177073 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[110]
C000177073 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[110]
C000177073 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[110]
C000177073 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[110]
C000177073 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[110]
C000177073 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[110]
C000177073 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177073 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000177073 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000177073 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000177074 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[111]
C000177074 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[111]
C000177074 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[111]
C000177074 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[111]
C000177074 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[111]
C000177074 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[111]
C000177074 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[111]
C000177074 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[111]
C000177074 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[111]
C000177074 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[111]
C000177074 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[111]
C000177074 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[111]
C000177074 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[111]
C000177074 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[111]
C000177074 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[111]
C000177074 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177074 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000177074 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000177074 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000177075 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[112]
C000177075 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[112]
C000177075 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[112]
C000177075 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[112]
C000177075 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[112]
C000177075 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[112]
C000177075 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[112]
C000177075 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[112]
C000177075 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[112]
C000177075 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[112]
C000177075 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[112]
C000177075 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[112]
C000177075 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[112]
C000177075 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[112]
C000177075 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[112]
C000177075 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177075 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000177075 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177075 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000177075 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177076 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[113]
C000177076 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[113]
C000177076 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[113]
C000177076 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[113]
C000177076 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[113]
C000177076 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[113]
C000177076 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[113]
C000177076 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[113]
C000177076 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[113]
C000177076 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[113]
C000177076 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[113]
C000177076 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[113]
C000177076 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[113]
C000177076 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[113]
C000177076 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[113]
C000177076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177076 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000177076 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177076 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000177076 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177078 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000177078 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000177078 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000177078 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000177077 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000177077 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000177077 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000177077 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000177079 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177079 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000177079 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000177079 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000177080 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177080 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000177080 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000177080 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000177081 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177081 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000177081 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000177081 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000177082 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177082 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000177082 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000177082 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000191735 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[114]
C000191735 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[114]
C000191735 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[114]
C000191735 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[114]
C000191735 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[114]
C000191735 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[114]
C000191735 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[114]
C000191735 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[114]
C000191735 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[114]
C000191735 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[114]
C000191735 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[114]
C000191735 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[114]
C000191735 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[114]
C000191735 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[114]
C000191735 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[114]
C000191735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000191735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000191735 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000191735 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000191735 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000191735 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000191736 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[115]
C000191736 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[115]
C000191736 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[115]
C000191736 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[115]
C000191736 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[115]
C000191736 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[115]
C000191736 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[115]
C000191736 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[115]
C000191736 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[115]
C000191736 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[115]
C000191736 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[115]
C000191736 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[115]
C000191736 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[115]
C000191736 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[115]
C000191736 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[115]
C000191736 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000191736 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000191736 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000191736 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000191736 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000191736 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193967 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[116]
C000193967 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[116]
C000193967 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[116]
C000193967 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[116]
C000193967 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[116]
C000193967 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[116]
C000193967 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[116]
C000193967 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[116]
C000193967 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[116]
C000193967 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[116]
C000193967 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[116]
C000193967 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[116]
C000193967 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[116]
C000193967 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[116]
C000193967 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[116]
C000193967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000193967 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193967 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193967 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000193968 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[117]
C000193968 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[117]
C000193968 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[117]
C000193968 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[117]
C000193968 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[117]
C000193968 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[117]
C000193968 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[117]
C000193968 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[117]
C000193968 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[117]
C000193968 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[117]
C000193968 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[117]
C000193968 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[117]
C000193968 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[117]
C000193968 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[117]
C000193968 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[117]
C000193968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000193968 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193968 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193968 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000193969 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[118]
C000193969 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[118]
C000193969 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[118]
C000193969 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[118]
C000193969 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[118]
C000193969 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[118]
C000193969 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[118]
C000193969 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[118]
C000193969 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[118]
C000193969 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[118]
C000193969 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[118]
C000193969 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[118]
C000193969 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[118]
C000193969 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[118]
C000193969 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[118]
C000193969 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193969 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193969 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193969 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193969 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193969 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000193969 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193969 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193970 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[119]
C000193970 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[119]
C000193970 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[119]
C000193970 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[119]
C000193970 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[119]
C000193970 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[119]
C000193970 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[119]
C000193970 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[119]
C000193970 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[119]
C000193970 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[119]
C000193970 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[119]
C000193970 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[119]
C000193970 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[119]
C000193970 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[119]
C000193970 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[119]
C000193970 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193970 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193970 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193970 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193970 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193970 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193970 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000193970 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193970 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000193971 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193971 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000193971 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000193971 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193971 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000193972 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193972 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000193972 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000193972 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193972 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193973 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[120]
C000193973 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[120]
C000193973 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[120]
C000193973 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[120]
C000193973 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[120]
C000193973 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[120]
C000193973 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[121]
C000193973 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[121]
C000193973 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[121]
C000193973 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[121]
C000193973 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[121]
C000193973 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%	[121]
C000193973 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[121]
C000193973 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[121]
C000193973 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[121]
C000193973 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[121]
C000193973 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[121]
C000193973 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[121]
C000193973 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[121]
C000193973 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[121]
C000193973 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[121]
C000193973 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000193973 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000193973 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193973 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193973 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193974 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[122]
C000193974 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[122]
C000193974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[122]
C000193974 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[122]
C000193974 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[122]
C000193974 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[122]
C000193974 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[123]
C000193974 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[123]
C000193974 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[123]
C000193974 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[123]
C000193974 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[123]
C000193974 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%	[123]
C000193974 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[123]
C000193974 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[123]
C000193974 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[123]
C000193974 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[123]
C000193974 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[123]
C000193974 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[123]
C000193974 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[123]
C000193974 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[123]
C000193974 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[123]
C000193974 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000193974 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000193974 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193974 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193974 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199989 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[124]
C000199989 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[124]
C000199989 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[124]
C000199989 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[124]
C000199989 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[124]
C000199989 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[124]
C000199989 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[124]
C000199989 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[124]
C000199989 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[124]
C000199989 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[124]
C000199989 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[124]
C000199989 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[124]
C000199989 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[124]
C000199989 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[124]
C000199989 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[124]
C000199989 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199989 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000199990 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[125]
C000199990 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[125]
C000199990 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[125]
C000199990 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[125]
C000199990 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[125]
C000199990 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[125]
C000199990 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[125]
C000199990 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[125]
C000199990 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[125]
C000199990 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[125]
C000199990 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[125]
C000199990 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[125]
C000199990 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[125]
C000199990 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[125]
C000199990 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[125]
C000199990 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199990 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000199991 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[126]
C000199991 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[126]
C000199991 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[126]
C000199991 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[126]
C000199991 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[126]
C000199991 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[126]
C000199991 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[126]
C000199991 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[126]
C000199991 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[126]
C000199991 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[126]
C000199991 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[126]
C000199991 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[126]
C000199991 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[126]
C000199991 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[126]
C000199991 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[126]
C000199991 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199991 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000199992 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[127]
C000199992 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[127]
C000199992 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[127]
C000199992 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[127]
C000199992 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[127]
C000199992 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[127]
C000199992 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[127]
C000199992 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[127]
C000199992 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[127]
C000199992 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[127]
C000199992 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[127]
C000199992 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[127]
C000199992 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[127]
C000199992 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[127]
C000199992 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[127]
C000199992 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199992 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000199993 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000199993 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199993 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[128]
C000199993 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[128]
C000199993 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[128]
C000199993 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[128]
C000199993 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[128]
C000199993 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[128]
C000199993 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[128]
C000199993 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[128]
C000199993 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[128]
C000199993 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[128]
C000199993 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[128]
C000199993 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[128]
C000199993 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[128]
C000199993 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[128]
C000199993 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[128]
C000199993 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199993 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199993 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000199993 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000199993 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000199993 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000199993 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199993 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199993 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199993 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000199994 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000199994 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199994 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[129]
C000199994 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[129]
C000199994 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[129]
C000199994 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[129]
C000199994 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[129]
C000199994 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[129]
C000199994 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[129]
C000199994 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[129]
C000199994 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[129]
C000199994 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[129]
C000199994 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[129]
C000199994 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[129]
C000199994 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[129]
C000199994 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[129]
C000199994 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[129]
C000199994 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199994 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199994 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000199994 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000199994 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000199994 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000199994 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199994 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199994 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199994 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000199995 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199995 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000199995 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000199995 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000199996 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199996 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000199996 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000199996 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000199998 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199998 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000199998 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000199998 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000199997 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199997 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000199997 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000199997 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000199999 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000199999 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000199999 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000199999 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000200000 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000200000 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000200000 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200000 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000211493 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211493 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000211493 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[130]
C000211493 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[130]
C000211493 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[130]
C000211493 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[130]
C000211493 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[130]
C000211493 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[130]
C000211493 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[130]
C000211493 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[130]
C000211493 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[130]
C000211493 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[130]
C000211493 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[130]
C000211493 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[130]
C000211493 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[130]
C000211493 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[130]
C000211493 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[130]
C000211493 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000211493 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211493 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000211493 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000211493 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000211493 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000211493 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211493 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000211493 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211493 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211493 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211493 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211493 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211493 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000211493 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000211494 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211494 [Member] | Other assets less liabilities Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000211494 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[131]
C000211494 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[131]
C000211494 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[131]
C000211494 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[131]
C000211494 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[131]
C000211494 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[131]
C000211494 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[131]
C000211494 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[131]
C000211494 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[131]
C000211494 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[131]
C000211494 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[131]
C000211494 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[131]
C000211494 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[131]
C000211494 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[131]
C000211494 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[131]
C000211494 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000211494 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211494 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000211494 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000211494 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000211494 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000211494 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211494 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000211494 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211494 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211494 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211494 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211494 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211494 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000211494 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000214976 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[132]
C000214976 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[132]
C000214976 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[132]
C000214976 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[132]
C000214976 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[132]
C000214976 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[132]
C000214976 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[132]
C000214976 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[132]
C000214976 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[132]
C000214976 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[132]
C000214976 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[132]
C000214976 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[132]
C000214976 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[132]
C000214976 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[132]
C000214976 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[132]
C000214976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214976 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000214975 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[133]
C000214975 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[133]
C000214975 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[133]
C000214975 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[133]
C000214975 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[133]
C000214975 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[133]
C000214975 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[133]
C000214975 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[133]
C000214975 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[133]
C000214975 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[133]
C000214975 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[133]
C000214975 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[133]
C000214975 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[133]
C000214975 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[133]
C000214975 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[133]
C000214975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214975 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000222243 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222243 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222243 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000222243 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000222244 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222244 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222244 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000222244 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%

[1]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[2]	Percentages exclude derivatives (other than purchased options), if any.
[3]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[4]	Percentages exclude derivatives (other than purchased options), if any.
[5]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[6]	Percentages exclude derivatives (other than purchased options), if any.
[7]	Percentages exclude derivatives (other than purchased options), if any.
[8]	Percentages exclude derivatives (other than purchased options), if any.
[9]	Percentages exclude derivatives (other than purchased options), if any.
[10]	Percentages exclude derivatives (other than purchased options), if any.
[11]	Percentages exclude derivatives (other than purchased options), if any.
[12]	Percentages exclude derivatives (other than purchased options), if any.
[13]	Percentages exclude derivatives (other than purchased options), if any.
[14]	Percentages exclude derivatives (other than purchased options), if any.
[15]	Percentages exclude derivatives (other than purchased options), if any.
[16]	Percentages exclude derivatives (other than purchased options), if any.
[17]	Percentages exclude derivatives (other than purchased options), if any.
[18]	Percentages exclude derivatives (other than purchased options), if any.
[19]	Percentages exclude derivatives (other than purchased options), if any.
[20]	Percentages exclude derivatives (other than purchased options), if any.
[21]	Percentages exclude derivatives (other than purchased options), if any.
[22]	Percentages exclude derivatives (other than purchased options), if any.
[23]	Percentages exclude derivatives (other than purchased options), if any.
[24]	Percentages exclude derivatives (other than purchased options), if any.
[25]	Percentages exclude derivatives (other than purchased options), if any.
[26]	Percentages exclude derivatives (other than purchased options), if any.
[27]	Percentages exclude derivatives (other than purchased options), if any.
[28]	Percentages exclude derivatives (other than purchased options), if any.
[29]	Percentages exclude derivatives (other than purchased options), if any.
[30]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[31]	Percentages exclude derivatives (other than purchased options), if any.
[32]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[33]	Percentages exclude derivatives (other than purchased options), if any.
[34]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[35]	Percentages exclude derivatives (other than purchased options), if any.
[36]	Percentages exclude derivatives (other than purchased options), if any.
[37]	Percentages exclude derivatives (other than purchased options), if any.
[38]	Percentages exclude derivatives (other than purchased options), if any.
[39]	Percentages exclude derivatives (other than purchased options), if any.
[40]	Percentages exclude derivatives (other than purchased options), if any.
[41]	Percentages exclude derivatives (other than purchased options), if any.
[42]	Percentages exclude derivatives (other than purchased options), if any.
[43]	Percentages exclude derivatives (other than purchased options), if any.
[44]	Percentages exclude derivatives (other than purchased options), if any.
[45]	Percentages exclude derivatives (other than purchased options), if any.
[46]	Percentages exclude derivatives (other than purchased options), if any.
[47]	Percentages exclude derivatives (other than purchased options), if any.
[48]	Percentages exclude derivatives (other than purchased options), if any.
[49]	Percentages exclude derivatives (other than purchased options), if any.
[50]	Percentages exclude derivatives (other than purchased options), if any.
[51]	Percentages exclude derivatives (other than purchased options), if any.
[52]	Percentages exclude derivatives (other than purchased options), if any.
[53]	Percentages exclude derivatives (other than purchased options), if any.
[54]	Percentages exclude derivatives (other than purchased options), if any.
[55]	Percentages exclude derivatives (other than purchased options), if any.
[56]	Percentages exclude derivatives (other than purchased options), if any.
[57]	Percentages exclude derivatives (other than purchased options), if any.
[58]	Percentages exclude derivatives (other than purchased options), if any.
[59]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[60]	Percentages exclude derivatives (other than purchased options), if any.
[61]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[62]	Percentages exclude derivatives (other than purchased options), if any.
[63]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[64]	Percentages exclude derivatives (other than purchased options), if any.
[65]	Percentages exclude derivatives (other than purchased options), if any.
[66]	Percentages exclude derivatives (other than purchased options), if any.
[67]	Percentages exclude derivatives (other than purchased options), if any.
[68]	Percentages exclude derivatives (other than purchased options), if any.
[69]	Percentages exclude derivatives (other than purchased options), if any.
[70]	Percentages exclude derivatives (other than purchased options), if any.
[71]	Percentages exclude derivatives (other than purchased options), if any.
[72]	Percentages exclude derivatives (other than purchased options), if any.
[73]	Percentages exclude derivatives (other than purchased options), if any.
[74]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[75]	Percentages exclude derivatives (other than purchased options), if any.
[76]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[77]	Percentages exclude derivatives (other than purchased options), if any.
[78]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[79]	Percentages exclude derivatives (other than purchased options), if any.
[80]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[81]	Percentages exclude derivatives (other than purchased options), if any.
[82]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[83]	Percentages exclude derivatives (other than purchased options), if any.
[84]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[85]	Percentages exclude derivatives (other than purchased options), if any.
[86]	Percentages exclude derivatives (other than purchased options), if any.
[87]	Percentages exclude derivatives (other than purchased options), if any.
[88]	Percentages exclude derivatives (other than purchased options), if any.
[89]	Percentages exclude derivatives (other than purchased options), if any.
[90]	Percentages exclude derivatives (other than purchased options), if any.
[91]	Percentages exclude derivatives (other than purchased options), if any.
[92]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[93]	Percentages exclude derivatives (other than purchased options), if any.
[94]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[95]	Percentages exclude derivatives (other than purchased options), if any.
[96]	Percentages exclude derivatives (other than purchased options), if any.
[97]	Percentages exclude derivatives (other than purchased options), if any.
[98]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[99]	Percentages exclude derivatives (other than purchased options), if any.
[100]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[101]	Percentages exclude derivatives (other than purchased options), if any.
[102]	Percentages exclude derivatives (other than purchased options), if any.
[103]	Percentages exclude derivatives (other than purchased options), if any.
[104]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[105]	Percentages exclude derivatives (other than purchased options), if any.
[106]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[107]	Percentages exclude derivatives (other than purchased options), if any.
[108]	Percentages exclude derivatives (other than purchased options), if any.
[109]	Percentages exclude derivatives (other than purchased options), if any.
[110]	Percentages exclude derivatives (other than purchased options), if any.
[111]	Percentages exclude derivatives (other than purchased options), if any.
[112]	Percentages exclude derivatives (other than purchased options), if any.
[113]	Percentages exclude derivatives (other than purchased options), if any.
[114]	Percentages exclude derivatives (other than purchased options), if any.
[115]	Percentages exclude derivatives (other than purchased options), if any.
[116]	Percentages exclude derivatives (other than purchased options), if any.
[117]	Percentages exclude derivatives (other than purchased options), if any.
[118]	Percentages exclude derivatives (other than purchased options), if any.
[119]	Percentages exclude derivatives (other than purchased options), if any.
[120]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[121]	Percentages exclude derivatives (other than purchased options), if any.
[122]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[123]	Percentages exclude derivatives (other than purchased options), if any.
[124]	Percentages exclude derivatives (other than purchased options), if any.
[125]	Percentages exclude derivatives (other than purchased options), if any.
[126]	Percentages exclude derivatives (other than purchased options), if any.
[127]	Percentages exclude derivatives (other than purchased options), if any.
[128]	Percentages exclude derivatives (other than purchased options), if any.
[129]	Percentages exclude derivatives (other than purchased options), if any.
[130]	Percentages exclude derivatives (other than purchased options), if any.
[131]	Percentages exclude derivatives (other than purchased options), if any.
[132]	Percentages exclude derivatives (other than purchased options), if any.
[133]	Percentages exclude derivatives (other than purchased options), if any.